Other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other non-current liabilities
Other non-current liabilities

16Other non-current liabilities

The other non-current liabilities consist of the following:

	As of December 31,
in 000€	2023	2022	2021
Advances received on contracts	—	—	1,500
Provisions	1,430	1,611	667
Other	315	—	—
Total	1,745	1,611	2,167

Provisions mainly relate to retention bonuses for our employees.

The advances received on contracts as of December 31, 2021 related to advances received from a customer in the context of a long term contract for medical devices.

The other amount relates to a commitment for a multi-year license contract.

In Belgium, the Group contributes to a Sector Plan for eligible employees and to a “Branch 21” pension plan for a limited group of management staff. Under both plans, the Group pays contributions expressed as a percentage of a reference salary. These plans are administered by third party insurance companies and are not material to the consolidated financial statements.